OMB Number: 3235-0675

Expires: March 31, 2014

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Opteum Mortgage Acceptance Corporation

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2013 to December 31, 2013.

Date of Report (Date of filing): February 13, 2014

Commission File Number of securitizer: 025-01032

Central Index Key Number of securitizer: : 0001257394

G. Hunter Haas, (772) 231-1400

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]1

1 The securitizer has no activity to report during the prior calendar year except for activity that was reported on the Form ABS-15G filing made on May 15, 2013.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure (2)

The securitizer has no activity to report during the prior calendar year except for activity that was reported on the Form ABS-15G filing made on May 15, 2013.

2 In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties (such parties, “Demand Entities”) and (iv) making written request of, or entering into a written agreement with, each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction. We followed up written requests made of Demand Entities as we deemed appropriate.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Opteum Mortgage Acceptance Corporation
Date: February 13, 2014	By: ___/s/ G. Hunter Haas_____
Name: G. Hunter Haas
Title: Vice President
(senior officer in charge of securitization of the securitizer)